Average Annual Total Returns - Investor P - iShares S&P 500 Index Fund - Investor P Shares	Apr. 30, 2021
Average Annual Return:
1 Year	11.85%
5 Years	13.60%
10 Years	12.85%
After Taxes on Distributions
Average Annual Return:
1 Year	11.41%
5 Years	13.04%
10 Years	12.32%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.23%
5 Years	10.77%
10 Years	10.60%